SUBSEQUENT EVENTS - Total Income available for disposal (Details) - COP ($) $ in Millions		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [abstract]
Net income for period ended December 31, 2018 included in the unconsolidated financial statements of Grupo Aval	$ 2,887,749	$ 2,001,178	$ 1,053,594	$ 1,258,835
Occasional reserve release at the disposal of the General Meeting of Shareholders	6,265,450
Total Income available for disposal of the General Meeting of Shareholders	$ 9,153,199